Selling and Administrative Expenses - Schedule of Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Selling and Administrative Expenses [Abstract]
Professional fees	€ 565,594	€ 789,481
Shipping and handling expenses	213,999	166,318
Warehouse handling	53,731	35,930
Miscellaneous operating expenses	77,060	104,370
Marketing and advertising	36,276	135,780
Leases and royalties	39,220	38,643
Insurance premiums	223,136	115,928
Repair and conservation	1,281	12,599
Supplies	449	1,962
Banking and similar services	82
Other management expense	8,126
Depreciation of property and equipment	16,488	5,938
Amortization of intangible assets	238,552	48,762
Amortization of right-of-use assets	5,974	38,250
Total	€ 1,479,968	€ 1,493,962